Document and Entity Information	Apr. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604643
Document Type	8-K
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	EVOQUA WATER TECHNOLOGIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38272
Entity Tax Identification Number	46-4132761
Entity Address, Address Line One	210 Sixth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(724)
Local Phone Number	772-0044
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AQUA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false